INVESTMENTS IN DEBT AND EQUITY SECURITIES (Shares) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	$ 7,283	$ 11,530	$ 19,374
Equity Securities pledged to creditors	0	10,238
Common stock - Frontline Ltd
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	0	10,238
Equity Securities pledged to creditors	0	10,200
Common stock - NorAm Drilling
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	$ 7,283	$ 1,292